Label	Element	Value
BlackRock Advantage U.S. Total Market Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLACKROCK ADVANTAGE U.S. TOTAL MARKET FUND, INC.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK ADVANTAGE U.S. TOTAL MARKET FUND, INC.
(the “Fund”)
Supplement dated November 12, 2020 to the Summary Prospectuses, the
Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated July 29, 2020
On
November 11, 2020
, the Board of Directors (the “Board”) of the Fund approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Advantage SMID Cap Fund, Inc.” and certain changes to the Fund’s benchmark index and investment strategies. These changes are expected to become effective on or about February 9, 2021.
Accordingly, effective on or about February 9, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
All references to “BlackRock Advantage U.S. Total Market Fund, Inc.” are changed to “BlackRock Advantage SMID Cap Fund, Inc.” to reflect the Fund’s new name.
The first two paragraphs of the section of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Advantage U.S. Total Market Fund, Inc. — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Advantage U.S. Total Market Fund, Inc. —
Principal Investment Strategies
of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500
™
 Index. The Russell 2500
™
 Index is an index that measures the performance of the small to mid-cap
segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500
™
Index is a subset of the Russell 3000
®
Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Fund may invest in issuers of any market capitalization. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 2500
™
Index.
The following is added to the first paragraph of the section of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Advantage U.S. Total Market Fund, Inc. — Performance Information” and “Fund Overview — Key Facts About BlackRock Advantage U.S. Total Market Fund, Inc. — Performance Information”:
Effective on or about February 9, 2021, in connection with the change of the investment strategies of the Fund, the Fund added the Russell 2500
™
Index as the performance benchmark against which the Fund measures its performance and removed the Russell 3000
®
Index as the performance benchmark against which the Fund measures its performance.
The first two paragraphs of the section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500
™
 Index. The Russell 2500
™
 Index is an index that measures the performance of the small to mid-cap
segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500
™
Index is a subset of the Russell 3000
®
Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Fund may invest in issuers of any market capitalization. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 2500
™
Index.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. small and medium capitalization companies, and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 2500
™
 Index. The Russell 2500
™
 Index is an index that measures the performance of the small to mid-cap
segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500
™
Index is a subset of the Russell 3000
®
Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. The Fund may invest in issuers of any market capitalization. The equity securities in which the Fund invests primarily consist of common stock, but may also include preferred stock and convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 2500
™
Index.